Schedule II.-Valuation and Qualifying Accounts and Reserves (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Deferred tax assets operating loss carryforwards subject to expiration	¥ 1,129	¥ 782	¥ 1,012